Income tax - Schedule of Reconciliation Between Statutory and Effective Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes paid (refund) [abstract]
Net loss	€ (68,132)	€ (39,700)	€ (57,041)
Effective tax expense	101	120	10
Recurring loss before tax	€ (68,031)	€ (39,580)	€ (57,030)
Theoretical tax rate (statutory rate in France)	25.00%	25.00%	25.00%
Theoretical tax (benefit) expense	€ (17,008)	€ (9,895)	€ (14,258)
Share-based payment	1,074	805	794
Other permanent differences	195	(660)	45
Other non-taxable items (CIR)	(811)	(985)	(1,023)
Unrecognized deferred tax on timing differences and tax losses	16,651	10,854	14,452
Effective tax expense	€ 101	€ 120	€ 10
Effective tax rate	(0.10%)	(0.30%)	0.00%